John Hancock Funds II
601 Congress Street
Boston, Massachusetts 02210

November 12, 2014

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Filing of Registration Statement on Form N-14 of John Hancock Funds II on behalf of its series, Emerging Markets Fund (SEC File No. 811-21779)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Act”), for John Hancock Funds II (the “Registrant”). This Form N-14 is being filed in connection with a reorganization in which China Emerging Leaders Fund (to be renamed “Emerging Leaders Fund” effective November 25, 2014), a series of the Registrant (the “Acquired Fund”) will combine with Emerging Markets Fund (the “Acquiring Fund”), a separate series of the Registrant. With respect to the reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate.

Pursuant to Rule 488 under the Act, the Registration Statement will become effective on December 17, 2014.

Should you have any questions, please feel free to contact Christopher P. Harvey of Dechert LLP at 617.728.7167 or myself at 617.572.0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Registrant

cc: Christopher P. Harvey, Esq.